LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS (Details 6) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Beginning		$ 7,558
Balance End		1,440	$ 7,558
Total Provision [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Beginning		786,470	761,135
Allowances established	[1]	508,998	526,293
Allowances released	[2]	(133,932)	(122,651)
Charge-offs	[3]	(370,851)	(378,307)
Balance End		790,685	786,470
Commercial loans [Member] | Individual Allowance [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Beginning		246,336	256,505
Allowances established	[1]	64,658	61,002
Allowances released	[2]	(55,925)	(43,183)
Charge-offs	[3]	(36,279)	(27,988)
Balance End		218,790	246,336
Commercial loans [Member] | Group Allowance [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Beginning		183,106	174,696
Allowances established	[1]	148,681	133,855
Allowances released	[2]	(20,491)	(14,432)
Charge-offs	[3]	(92,223)	(111,013)
Balance End		219,073	183,106
Mortgage Loans [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Beginning		57,009	62,427
Allowances established	[1]	43,621	50,892
Allowances released	[2]	(11,427)	(34,246)
Charge-offs	[3]	(20,137)	(22,064)
Balance End		69,066	57,009
Consumer Loans [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Beginning		300,019	267,507
Allowances established	[1]	252,038	280,544
Allowances released	[2]	(46,089)	(30,790)
Charge-offs	[3]	(222,212)	(217,242)
Balance End		$ 283,756	$ 300,019

[1]	Represents gross allowances made in respect of increased risk of loss during the period and loan growth.
[2]	Represents the gross amount of loan loss allowances released during the year as a consequence of reduction in the level of risk existing in the loan portfolio, including as a result of improvement in the credit risk classification of borrowers and loans paid.
[3]	Represents the gross amount of loan loss allowances removed due to charge-off.